Quarterly Holdings Report
for

Fidelity® OTC K6 Portfolio

October 31, 2019

OTC-K6-QTLY-1219
1.9893894.100

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
COMMUNICATION SERVICES - 20.1%
Entertainment - 2.8%
Activision Blizzard, Inc.	32,471	$1,819,350
Electronic Arts, Inc. (a)	25	2,410
NetEase, Inc. ADR	3,369	963,062
Netflix, Inc. (a)	3,688	1,059,968
Nintendo Co. Ltd. ADR	8,403	390,908
Take-Two Interactive Software, Inc. (a)	4,034	485,492
Tencent Music Entertainment Group ADR (a)	6,034	83,511
Ubisoft Entertainment SA (a)	1,207	71,266
Zynga, Inc. (a)	75,948	468,599
		5,344,566
Interactive Media & Services - 15.8%
58.com, Inc. ADR (a)	107	5,651
Alphabet, Inc.:
Class A (a)	8,704	10,956,595
Class C (a)	4,314	5,436,115
ANGI Homeservices, Inc. Class A (a)	26,896	184,238
CarGurus, Inc. Class A (a)	14,910	500,827
Eventbrite, Inc. (a)	215	3,866
Facebook, Inc. Class A (a)	49,677	9,520,597
IAC/InterActiveCorp (a)	2,864	650,844
Match Group, Inc. (b)	8,980	655,450
Scout24 AG (c)	3,300	204,083
Tencent Holdings Ltd. sponsored ADR (b)	42,941	1,739,111
Twitter, Inc. (a)	29,383	880,609
		30,737,986
Media - 1.5%
Cardlytics, Inc. (a)	7,955	333,394
Charter Communications, Inc. Class A (a)	5,685	2,659,784
		2,993,178
Wireless Telecommunication Services - 0.0%
Boingo Wireless, Inc. (a)	1,800	17,046

TOTAL COMMUNICATION SERVICES		39,092,776

CONSUMER DISCRETIONARY - 16.0%
Automobiles - 0.0%
Tesla, Inc. (a)	9	2,834
Diversified Consumer Services - 0.4%
Adtalem Global Education, Inc. (a)	1,167	34,753
Koolearn Technology Holding Ltd. (a)(c)	80,000	187,804
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	2,441	297,948
TAL Education Group ADR (a)	7,846	335,887
		856,392
Hotels, Restaurants & Leisure - 2.3%
Domino's Pizza, Inc.	428	116,253
Eldorado Resorts, Inc. (a)	6,385	285,856
Hilton Grand Vacations, Inc. (a)	1,163	40,391
Hilton Worldwide Holdings, Inc.	104	10,084
Marriott International, Inc. Class A	5,530	699,822
Planet Fitness, Inc. (a)	17,010	1,082,857
Restaurant Brands International, Inc.	7,104	464,772
Royal Caribbean Cruises Ltd.	3,401	370,131
Starbucks Corp.	3,069	259,515
Texas Roadhouse, Inc. Class A	1,275	72,038
Vail Resorts, Inc.	2,142	497,737
Wynn Resorts Ltd.	3,286	398,723
Yum! Brands, Inc.	1,809	183,993
		4,482,172
Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (a)	6,493	11,535,853
Ctrip.com International Ltd. ADR (a)	11,540	380,705
eBay, Inc.	36,413	1,283,558
Meituan Dianping Class B (a)	70,746	843,868
MercadoLibre, Inc. (a)	3,101	1,617,234
The Booking Holdings, Inc. (a)	1,141	2,337,647
		17,998,865
Multiline Retail - 1.0%
Dollar General Corp.	848	135,968
Dollar Tree, Inc. (a)	16,273	1,796,539
		1,932,507
Specialty Retail - 1.8%
Burlington Stores, Inc. (a)	2,765	531,350
Five Below, Inc. (a)	3,829	479,046
Lowe's Companies, Inc.	2,365	263,958
National Vision Holdings, Inc. (a)	5,640	134,232
Ross Stores, Inc.	11,393	1,249,470
Tiffany & Co., Inc.	3,613	449,855
Ulta Beauty, Inc. (a)	1,491	347,627
		3,455,538
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	1,913	48,035
Kontoor Brands, Inc.	103	3,914
lululemon athletica, Inc. (a)	10,050	2,052,914
LVMH Moet Hennessy Louis Vuitton SE	100	42,706
PVH Corp.	2,343	204,216
VF Corp.	428	35,220
		2,387,005

TOTAL CONSUMER DISCRETIONARY		31,115,313

CONSUMER STAPLES - 6.1%
Beverages - 2.5%
Diageo PLC	23,645	967,813
Fever-Tree Drinks PLC	23,232	559,740
Keurig Dr. Pepper, Inc.	21,380	602,061
Kweichow Moutai Co. Ltd. (A Shares)	5,100	853,585
Monster Beverage Corp. (a)	17,372	975,090
PepsiCo, Inc.	6,484	889,410
		4,847,699
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	24,427	652,201
Costco Wholesale Corp.	9,271	2,754,507
Performance Food Group Co. (a)	10,532	448,769
U.S. Foods Holding Corp. (a)	10,530	417,725
Walmart, Inc.	2,554	299,482
		4,572,684
Food Products - 0.4%
Darling International, Inc. (a)	4,145	79,999
Mondelez International, Inc.	8,190	429,566
The Kraft Heinz Co.	5,849	189,098
		698,663
Personal Products - 0.4%
Coty, Inc. Class A	62,757	733,629
Tobacco - 0.5%
Altria Group, Inc.	22,105	990,083

TOTAL CONSUMER STAPLES		11,842,758

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy, Inc. (Canada)	1,800	15,334
Centennial Resource Development, Inc. Class A (a)	9,889	33,623
EOG Resources, Inc.	109	7,555
		56,512
FINANCIALS - 2.3%
Banks - 0.3%
Huntington Bancshares, Inc.	29,585	418,036
PacWest Bancorp	5,317	196,676
		614,712
Capital Markets - 1.8%
Cboe Global Markets, Inc.	6,857	789,584
CME Group, Inc.	5,646	1,161,665
E*TRADE Financial Corp.	5,002	209,034
Northern Trust Corp.	5,333	531,593
S&P Global, Inc.	1,561	402,722
TD Ameritrade Holding Corp.	10,767	413,237
Virtu Financial, Inc. Class A	3,722	63,125
		3,570,960
Consumer Finance - 0.2%
Capital One Financial Corp.	2,972	277,139

TOTAL FINANCIALS		4,462,811

HEALTH CARE - 7.4%
Biotechnology - 5.0%
Acceleron Pharma, Inc. (a)	3,086	138,469
Agios Pharmaceuticals, Inc. (a)	4,759	143,151
Alexion Pharmaceuticals, Inc. (a)	14,354	1,512,912
Allakos, Inc. (a)	534	36,632
Alnylam Pharmaceuticals, Inc. (a)	2,645	229,427
Amgen, Inc.	11,465	2,444,911
AnaptysBio, Inc. (a)	953	35,947
Ascendis Pharma A/S sponsored ADR (a)	100	11,058
bluebird bio, Inc. (a)	3,717	301,077
Blueprint Medicines Corp. (a)	1,487	102,365
Cellectis SA sponsored ADR (a)	3,832	45,448
Chimerix, Inc. (a)	530	758
Crinetics Pharmaceuticals, Inc. (a)	950	16,730
DBV Technologies SA sponsored ADR (a)(b)	10,315	73,752
FibroGen, Inc. (a)	1,913	74,894
G1 Therapeutics, Inc. (a)	3,069	65,124
GenSight Biologics SA (a)(c)	2,313	3,008
Heron Therapeutics, Inc. (a)	17,868	379,695
Intercept Pharmaceuticals, Inc. (a)	4,018	292,430
Ionis Pharmaceuticals, Inc. (a)	4,124	229,789
Neurocrine Biosciences, Inc. (a)	7,740	770,053
Regeneron Pharmaceuticals, Inc. (a)	319	97,703
Sage Therapeutics, Inc. (a)	2,324	315,251
Sarepta Therapeutics, Inc. (a)	2,767	229,827
Scholar Rock Holding Corp. (a)	1,269	11,738
The Medicines Company (a)	2,337	122,669
Trevena, Inc. (a)(b)	4,896	4,700
uniQure B.V. (a)	5,215	260,959
Vertex Pharmaceuticals, Inc. (a)	6,579	1,286,063
Xencor, Inc. (a)	12,312	421,194
		9,657,734
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	13,188	549,940
DexCom, Inc. (a)	1,170	180,461
Hoya Corp. ADR	7,828	689,021
Insulet Corp. (a)	2,015	292,820
Intuitive Surgical, Inc. (a)	1,484	820,578
Neuronetics, Inc. (a)	425	3,787
ViewRay, Inc. (a)	10,422	27,097
		2,563,704
Health Care Providers & Services - 0.4%
Humana, Inc.	2,335	686,957
UnitedHealth Group, Inc.	165	41,696
		728,653
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	528	797
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	3,992	231,536
Thermo Fisher Scientific, Inc.	1,064	321,307
		552,843
Pharmaceuticals - 0.4%
AstraZeneca PLC:
(United Kingdom)	1,207	117,703
sponsored ADR	12,336	604,834
Elanco Animal Health, Inc. (a)	959	25,912
TherapeuticsMD, Inc. (a)	3,827	10,180
Zogenix, Inc. (a)	2,763	123,368
		881,997

TOTAL HEALTH CARE		14,385,728

INDUSTRIALS - 2.9%
Airlines - 0.4%
Spirit Airlines, Inc. (a)	10,614	398,662
United Continental Holdings, Inc. (a)	4,150	376,986
		775,648
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	12,788	1,056,800
Machinery - 0.0%
Evoqua Water Technologies Corp. (a)	2,555	44,380
Professional Services - 0.5%
CoStar Group, Inc. (a)	48	26,377
Recruit Holdings Co. Ltd.	704	23,397
Verisk Analytics, Inc.	6,137	888,024
		937,798
Road & Rail - 1.5%
CSX Corp.	11,432	803,327
J.B. Hunt Transport Services, Inc.	166	19,515
Lyft, Inc.	17,486	724,620
Rumo SA (a)	84,300	479,252
Uber Technologies, Inc. (b)	25,500	803,250
		2,829,964
Trading Companies & Distributors - 0.0%
HD Supply Holdings, Inc. (a)	2,662	105,255

TOTAL INDUSTRIALS		5,749,845

INFORMATION TECHNOLOGY - 44.6%
Communications Equipment - 1.3%
Arista Networks, Inc. (a)	1,704	416,747
Cisco Systems, Inc.	43,092	2,047,301
		2,464,048
IT Services - 4.6%
Akamai Technologies, Inc. (a)	6,278	543,047
Black Knight, Inc. (a)	14,390	923,838
Fastly, Inc. Class A	424	8,488
Fidelity National Information Services, Inc.	6,851	902,688
Fiserv, Inc. (a)	1,911	202,834
FleetCor Technologies, Inc. (a)	211	62,080
GoDaddy, Inc. (a)	14,070	914,972
MasterCard, Inc. Class A	6,329	1,751,930
PayPal Holdings, Inc. (a)	17,534	1,825,289
Shopify, Inc. Class A (a)	3,700	1,160,200
Visa, Inc. Class A	2,115	378,289
Wix.com Ltd. (a)	2,790	340,575
		9,014,230
Semiconductors & Semiconductor Equipment - 11.6%
Analog Devices, Inc.	9,107	971,079
Applied Materials, Inc.	29,283	1,588,896
ASML Holding NV	5,277	1,382,416
Broadcom, Inc.	6,377	1,867,504
Cirrus Logic, Inc. (a)	1,696	115,260
Intel Corp.	11,592	655,296
KLA-Tencor Corp.	955	161,433
Lam Research Corp.	5,066	1,373,089
Marvell Technology Group Ltd.	97,404	2,375,684
Mellanox Technologies Ltd. (a)	3,500	394,450
Microchip Technology, Inc.	1,383	130,403
Micron Technology, Inc. (a)	28,134	1,337,772
NVIDIA Corp.	12,068	2,425,909
NXP Semiconductors NV	17,125	1,946,770
Qorvo, Inc. (a)	1,717	138,837
Qualcomm, Inc.	38,569	3,102,490
Skyworks Solutions, Inc.	15,303	1,393,491
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	25,033	1,292,454
		22,653,233
Software - 16.3%
2U, Inc. (a)	10,064	180,397
Adobe, Inc. (a)	12,602	3,502,474
Autodesk, Inc. (a)	8,757	1,290,432
Cloudflare, Inc. (a)	3,500	58,940
DocuSign, Inc. (a)	1,590	105,242
Dropbox, Inc. Class A (a)	2,127	42,157
Everbridge, Inc. (a)	10,041	697,950
HIVE Blockchain Technologies Ltd. (a)	27,659	3,780
HubSpot, Inc. (a)	644	99,884
Intuit, Inc.	4,600	1,184,500
Manhattan Associates, Inc. (a)	6,045	453,073
Microsoft Corp.	142,226	20,390,937
Netcompany Group A/S (a)(c)	704	29,973
New Relic, Inc. (a)	3,358	215,113
Parametric Technology Corp. (a)	532	35,596
Paylocity Holding Corp. (a)	1,807	185,398
Q2 Holdings, Inc. (a)	1,451	103,732
Salesforce.com, Inc. (a)	15,577	2,437,645
ServiceNow, Inc. (a)	108	26,704
Symantec Corp.	4,021	92,000
Talend SA ADR (a)	11,807	419,857
Workday, Inc. Class A (a)	1,381	223,943
		31,779,727
Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	78,479	19,522,436
Samsung Electronics Co. Ltd.	18,772	808,440
Western Digital Corp.	12,919	667,266
		20,998,142

TOTAL INFORMATION TECHNOLOGY		86,909,380

MATERIALS - 0.1%
Chemicals - 0.1%
FMC Corp.	530	48,495
LG Chemical Ltd.	402	105,628
Livent Corp.	429	2,943
		157,066
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	3,652	796,428
Crown Castle International Corp.	1,491	206,936
Equinix, Inc.	529	299,827
		1,303,191
TOTAL COMMON STOCKS
(Cost $186,213,630)		195,075,380

Money Market Funds - 1.4%
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)
(Cost $2,678,352)	2,678,084	2,678,352
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $188,891,982)		197,753,732
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(3,188,874)
NET ASSETS - 100%		$194,564,858

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $424,868 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,374
Fidelity Securities Lending Cash Central Fund	1,345
Total	$4,719

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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